UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10353
Morgan Stanley KLD Social Index Fund
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	November 30, 2005

Date of reporting period:	February 28, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley KLD Social Index Fund

Portfolio of Investments February 28, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (90.5%)
	Advertising/Marketing Services (0.3%)
271	Lamar Advertising Co. (Class A) *	$10,648
494	Omnicom Group, Inc.	44,988
		55,636
	Air Freight/Couriers (1.1%)
261	C.H. Robinson Worldwide, Inc.	14,303
256	Expeditors International of Washington, Inc.	14,210
761	FedEx Corp.	74,411
1,456	United Parcel Service, Inc. (Class B)	112,825
		215,749
	Airlines (0.2%)
2,183	Southwest Airlines Co.	30,235

	Apparel/Footwear (0.2%)
490	Coach, Inc. *	27,210
340	Liz Claiborne, Inc.	14,382
		41,592
	Apparel/Footwear Retail (0.7%)
414	Chico’s FAS, Inc. *	12,192
540	Foot Locker, Inc.	14,742
1,634	Gap, Inc. (The)	34,853
1,054	Limited Brands, Inc.	25,064
280	Nordstrom, Inc.	15,053
442	Ross Stores, Inc.	12,376
1,256	TJX Companies, Inc. (The)	30,672
		144,952
	Auto Parts: O.E.M. (0.4%)
290	Autoliv, Inc.	14,506
436	Dana Corp.	6,287
1,574	Delphi Corp.	10,813
287	Gentex Corp.	9,732
536	Johnson Controls, Inc.	31,678
200	Lear Corp.	10,430
		83,446
	Beverages: Non-Alcoholic (1.3%)
5,374	Coca-Cola Co. (The)	230,007
568	Coca-Cola Enterprises Inc.	12,127
412	Pepsi Bottling Group, Inc. (The)	11,215
		253,349
	Biotechnology (1.8%)
3,301	Amgen Inc. *	203,375
865	Biogen Idec Inc. *	33,432
155	Cephalon, Inc. *	7,606
577	Genzyme Corp. *	32,364
1,090	Gilead Sciences, Inc. *	37,659
158	Invitrogen Corp. *	11,054
654	MedImmune, Inc. *	15,748
913	Millennium Pharmaceuticals, Inc. *	7,852
104	OSI Pharmaceuticals Inc. *	5,681
		354,771
	Broadcasting (0.2%)
3,209	Sirius Satellite Radio Inc. *	17,874
623	Univision Communications Inc. (Class A) *	16,441
354	XM Satellite Radio Holdings Inc. (Class A) *	11,668
		45,983
	Building Products (0.3%)
597	American Standard Companies, Inc.	27,343
1,134	Masco Corp.	38,239
		65,582
	Cable/Satellite TV (1.3%)
5,456	Comcast Corp. (Class A) *	177,593
6,981	Liberty Media Corp. (Class A) *	70,787
340	Liberty Media International, Inc. (Class A) *	14,698
		263,078

	Chemicals: Major Diversified (0.2%)
801	Engelhard Corp.	24,230
298	Rohm & Haas Co.	14,355
		38,585
	Chemicals: Specialty (0.4%)
579	Air Products & Chemicals, Inc.	36,257
828	Praxair, Inc.	37,119
256	Sigma-Aldrich Corp.	15,772
		89,148
	Commercial Printing/Forms (0.1%)
619	Donnelley (R.R.) & Sons Co.	20,557

	Computer Communications (1.8%)
1,213	Avaya Inc. *	16,982
17,228	Cisco Systems, Inc. *	300,112
1,482	Juniper Networks, Inc. *	31,922
305	QLogic Corp. *	12,288
		361,304
	Computer Peripherals (0.7%)
6,166	EMC Corp. *	78,062
331	Lexmark International, Inc. (Class A) *	26,523
799	Network Appliance, Inc. *	23,978
300	Storage Technology Corp. *	9,540
190	Zebra Technologies Corp. (Class A) *	9,475
		147,578
	Computer Processing Hardware (2.8%)
1,936	Apple Computer, Inc. *	86,849
6,450	Dell Inc. *	258,581
7,775	Hewlett-Packard Co.	161,720
458	NCR Corp. *	17,857
8,482	Sun Microsystems, Inc. *	35,794
		560,801
	Construction Materials (0.1%)
261	Vulcan Materials Co.	15,101

	Containers/Packaging (0.2%)
387	Pactiv Corp. *	8,750
219	Sealed Air Corp. *	11,447
157	Temple-Inland Inc.	12,591
		32,788
	Contract Drilling (0.2%)
555	ENSCO International Inc.	22,355
620	Patterson-UTI Energy, Inc.	15,500
215	Rowan Companies, Inc. *	6,811
		44,666
	Data Processing Services (0.8%)
1,511	Automatic Data Processing, Inc.	64,913
591	Ceridian Corp. *	10,786
236	DST Systems, Inc. *	11,208
493	Fiserv, Inc. *	18,704
825	Paychex, Inc.	26,342
773	SunGard Data Systems Inc. *	20,183
		152,136
	Department Stores (0.6%)
764	Kohl’s Corp. *	36,573
752	May Department Stores Co.	25,951
649	Penney (J.C.) Co., Inc.	28,874
641	Sears, Roebuck & Co.	32,005
		123,403
	Discount Stores (1.0%)
1,169	Costco Wholesale Corp.	54,464
777	Dollar General Corp.	16,496
273	Dollar Tree Stores, Inc. *	7,357
414	Family Dollar Stores, Inc.	13,629
2,326	Target Corp.	118,207
		210,153
	Drugstore Chains (0.8%)
1,012	CVS Corp.	50,428
2,610	Walgreen Co.	111,786
		162,214
	Electric Utilities (0.2%)
1,606	AES Corp. (The) *	26,884
133	Allete Inc.	5,278
600	Pepco Holdings, Inc.	13,224
		45,386

	Electrical Products (0.6%)
461	American Power Conversion Corp.	10,151
1,074	Emerson Electric Co.	71,228
253	Energizer Holdings, Inc. *	14,985
116	Hubbell, Inc. (Class B)	6,241
504	Molex Inc.	12,665
		115,270
	Electronic Components (0.2%)
586	Jabil Circuit, Inc. *	15,066
378	SanDisk Corp. *	10,161
2,800	Solectron Corp. *	13,860
472	Vishay Intertechnology, Inc. *	6,159
		45,246
	Electronic Distributors (0.1%)
400	Arrow Electronics, Inc. *	10,760
209	CDW Corp.	12,011
		22,771
	Electronic Equipment/Instruments (0.4%)
285	Diebold, Inc.	15,210
4,254	JDS Uniphase Corp. *	8,083
360	Scientific-Atlanta, Inc.	11,124
381	Tektronix, Inc.	11,018
460	Thermo Electron Corp. *	12,632
1,995	Xerox Corp. *	31,122
		89,189
	Electronic Production Equipment (0.7%)
4,295	Applied Materials, Inc. *	75,163
770	Cadence Design Systems, Inc. *	10,611
539	KLA-Tencor Corp. *	26,632
593	Lam Research Corp. *	18,644
391	Novellus Systems, Inc. *	11,548
357	Synopsys, Inc. *	6,462
		149,060
	Electronics/Appliance Stores (0.3%)
674	Best Buy Co., Inc.	36,409
631	Circuit City Stores - Circuit City Group	9,863
597	RadioShack Corp.	17,647
		63,919
	Electronics/Appliances (0.2%)
170	Harman International Industries, Inc.	19,069
219	Whirlpool Corp.	13,961
		33,030
	Finance/Rental/Leasing (2.7%)
325	Allied Capital Corp.	8,717
610	Capital One Financial Corp.	46,775
539	CIT Group, Inc.	21,749
1,423	Countrywide Financial Corp.	49,449
337	Doral Financial Corp. (Puerto Rico)	13,365
2,469	Fannie Mae	144,338
1,754	Freddie Mac	108,748
2,894	MBNA Corp.	73,421
809	Providian Financial Corp. *	13,874
138	Ryder System, Inc.	5,860
1,118	SLM Corp.	54,558
		540,854
	Financial Conglomerates (3.2%)
2,875	American Express Co.	155,681
9,079	JP Morgan Chase & Co.	331,837
813	Principal Financial Group, Inc.	31,723
1,364	Prudential Financial, Inc.	77,748
832	State Street Corp.	36,483
		633,472
	Financial Publishing/Services (0.4%)
230	Dun & Bradstreet Corp. *	14,136
508	McGraw-Hill Companies, Inc. (The)	46,660
334	Moody’s Corp.	28,026
		88,822
	Food Distributors (0.3%)
1,627	SYSCO Corp.	56,001

	Food Retail (0.5%)
974	Albertson’s, Inc.	21,808
1,919	Kroger Co. *	34,523
1,206	Safeway Inc. *	22,190
408	Supervalu, Inc.	12,962
129	Whole Foods Market, Inc.	13,264
		104,747

	Food: Major Diversified (1.8%)
560	Campbell Soup Co.	15,512
738	General Mills, Inc.	38,649
978	Heinz (H.J.) Co.	36,812
621	Kellogg Co.	27,324
4,349	PepsiCo, Inc.	234,237
		352,534
	Food: Meat/Fish/Dairy (0.1%)
391	Dean Foods Co. *	13,509

	Food: Specialty/Candy (0.4%)
464	Hershey Foods Corp.	29,232
349	McCormick & Co., Inc. (Non-Voting)	13,259
100	Smucker (J.M.) Co.	4,916
406	Wrigley (Wm.) Jr. Co.	27,023
		74,430
	Gas Distributors (0.4%)
397	Equitable Resources, Inc.	23,574
487	KeySpan Corp.	19,261
811	NiSource, Inc.	18,361
300	Questar Corp.	15,906
		77,102
	Home Building (0.5%)
342	Centex Corp.	21,748
675	D.R. Horton, Inc.	29,538
130	KB Home	16,224
298	Lennar Corp. (Class A)	18,124
271	Pulte Homes, Inc.	21,143
		106,777
	Home Furnishings (0.2%)
564	Leggett & Platt, Inc.	15,606
160	Mohawk Industries, Inc. *	14,358
704	Newell Rubbermaid, Inc.	15,692
		45,656
	Home Improvement Chains (1.8%)
200	Fastenal Co.	11,692
5,712	Home Depot, Inc. (The)	228,594
2,003	Lowe’s Companies, Inc.	117,736
		358,022
	Hospital/Nursing Management (0.2%)
709	Health Management Associates, Inc. (Class A)	16,286
312	Manor Care, Inc.	10,630
192	Triad Hospitals, Inc. *	8,385
		35,301
	Household/Personal Care (3.6%)
214	Alberto-Culver Co. (Class B)	11,186
1,202	Avon Products, Inc.	51,409
415	Clorox Co. (The)	24,917
1,355	Colgate-Palmolive Co.	71,707
310	Estee Lauder Companies, Inc. (The) (Class A)	13,633
2,556	Gillette Co. (The)	128,439
1,277	Kimberly-Clark Corp.	84,256
6,550	Procter & Gamble Co. (The)	347,740
		733,287
	Industrial Conglomerates (0.9%)
1,992	3M Co.	167,209
218	SPX Corp.	9,705
		176,914
	Industrial Machinery (0.3%)
674	Illinois Tool Works Inc.	60,492

	Industrial Specialties (0.1%)
510	Ecolab Inc.	16,172

	Information Technology Services (2.3%)
471	Citrix Systems, Inc. *	10,597
372	Cognizant Technology Solutions Corp. (Class A) *	17,570
1,297	Electronic Data Systems Corp.	27,626
4,294	International Business Machines Corp.	397,539
846	Unisys Corp. *	6,497
		459,829

	Insurance Brokers/Services (0.2%)
189	Gallagher (Arthur J.) & Co.	5,644
1,333	Marsh & McLennan Companies, Inc.	43,522
		49,166
	Internet Retail (0.3%)
788	Amazon.com, Inc. *	27,722
1,055	IAC/InterActiveCorp. *	23,738
		51,460
	Internet Software/Services (0.6%)
900	BEA Systems, Inc. *	7,470
1,089	Siebel Systems, Inc. *	9,289
641	VeriSign, Inc. *	17,576
2,916	Yahoo! Inc. *	94,099
		128,434
	Investment Banks/Brokers (1.5%)
577	Ameritrade Holding Corp. *	6,134
300	Edwards (A.G.), Inc.	12,933
833	Goldman Sachs Group, Inc. (The)	90,630
285	Legg Mason, Inc.	22,982
2,441	Merrill Lynch & Co., Inc.	142,994
2,559	Schwab (Charles) Corp. (The)	26,870
		302,543
	Investment Managers (0.5%)
568	Eaton Vance Corp. (Non-Voting)	15,308
409	Franklin Resources, Inc.	28,708
100	Investors Financial Services Corp.	5,012
633	Janus Capital Group, Inc.	8,881
1,102	Mellon Financial Corp.	31,605
267	Price (T.) Rowe Group, Inc.	16,391
		105,905
	Life/Health Insurance (0.5%)
1,295	AFLAC, Inc.	49,637
376	Jefferson-Pilot Corp.	18,409
484	Lincoln National Corp.	22,675
693	UnumProvident Corp.	11,726
		102,447
	Major Banks (4.1%)
1,430	BB&T Corp.	55,985
475	Comerica, Inc.	27,113
1,115	KeyCorp	36,795
1,514	National City Corp.	54,156
725	PNC Financial Services Group	38,164
852	Popular, Inc.	22,570
1,174	Regions Financial Corp.	37,873
835	SunTrust Banks, Inc.	60,487
170	UnionBanCal Corp.	10,523
4,097	Wachovia Corp.	217,182
4,300	Wells Fargo & Co.	255,334
		816,182
	Major Telecommunications (3.7%)
849	ALLTEL Corp.	48,563
2,022	AT&T Corp.	39,287
4,674	BellSouth Corp.	120,589
8,438	SBC Communications, Inc.	202,934
3,634	Sprint Corp.	86,053
7,059	Verizon Communications Inc.	253,912
		751,338
	Managed Health Care (2.2%)
388	Aetna, Inc.	56,656
1,296	Caremark Rx, Inc. *	49,611
360	CIGNA Corp.	32,688
190	Coventry Health Care, Inc. *	11,989
392	Health Net Inc. *	11,721
461	Humana, Inc. *	15,337
230	PacifiCare Health Systems, Inc. *	14,600
1,701	UnitedHealth Group Inc.	155,063
748	WellPoint Inc. *	91,301
		438,966
	Media Conglomerates (1.7%)
5,229	Disney (Walt) Co. (The)	146,098
11,176	Time Warner, Inc. *	192,563
		338,661

	Medical Distributors (0.6%)
1,103	Cardinal Health, Inc.	64,581
131	Henry Schein, Inc. *	9,477
709	McKesson Corp.	26,474
310	Patterson Companies Inc. *	15,382
		115,914
	Medical Specialties (3.3%)
585	Applera Corp. - Applied Biosystems Group	12,016
370	Bard (C.R.), Inc.	24,605
168	Bausch & Lomb, Inc.	11,893
1,561	Baxter International, Inc.	55,665
176	Beckman Coulter, Inc.	12,399
665	Becton, Dickinson & Co.	39,734
668	Biomet, Inc.	28,203
1,685	Boston Scientific Corp. *	55,032
259	Cytyc Corp. *	5,905
242	DENTSPLY International, Inc.	13,303
325	Fisher Scientific International, Inc. *	19,711
799	Guidant Corp.	58,639
182	Hillenbrand Industries, Inc.	10,267
3,088	Medtronic, Inc.	160,947
904	St. Jude Medical, Inc. *	35,346
729	Stryker Corp.	36,202
488	Varian Medical Systems, Inc. *	17,534
324	Waters Corp. *	15,827
621	Zimmer Holdings, Inc. *	53,344
		666,572
	Medical/Nursing Services (0.1%)
402	DaVita, Inc. *	16,989
290	Lincare Holdings, Inc. *	11,768
		28,757
	Miscellaneous Commercial Services (0.1%)
400	Adesa Inc.	9,028
282	Iron Mountain Inc. *	7,628
600	Sabre Holdings Corp.	12,648
		29,304
	Miscellaneous Manufacturing (0.1%)
380	Pentair, Inc.	15,747

	Motor Vehicles (0.2%)
757	Harley-Davidson, Inc.	46,843

	Multi-Line Insurance (2.3%)
5,855	American International Group, Inc.	391,114
744	Hartford Financial Services Group, Inc. (The)	53,531
421	Safeco Corp.	20,078
		464,723
	Office Equipment/Supplies (0.2%)
275	Avery Dennison Corp.	16,693
671	Pitney Bowes, Inc.	30,772
		47,465
	Oil & Gas Pipelines (0.2%)
312	Kinder Morgan, Inc.	25,013
1,268	Williams Companies, Inc. (The)	23,876
		48,889
	Oil & Gas Production (1.5%)
664	Anadarko Petroleum Corp.	51,035
812	Apache Corp.	51,059
1,178	Chesapeake Energy Corp.	25,551
1,220	Devon Energy Corp.	57,084
362	EOG Resources, Inc.	32,985
190	Newfield Exploration Co. *	14,107
254	Noble Energy, Inc.	17,181
306	Pioneer Natural Resources Co.	12,904
200	Pogo Producing Co.	9,722
651	XTO Energy Inc.	29,633
		301,261
	Oil Refining/Marketing (0.4%)
227	Sunoco, Inc.	22,496
704	Valero Energy Corp.	50,153
		72,649

	Oilfield Services/Equipment (0.1%)
145	National-Oilwell, Inc. *	6,574
287	Smith International, Inc.	18,443
		25,017
	Other Consumer Services (0.8%)
390	Apollo Group, Inc. (Class A) *	28,720
284	Career Education Corp. *	9,698
2,646	eBay Inc. *	113,355
		151,773
	Packaged Software (4.4%)
608	Adobe Systems, Inc.	37,544
716	Autodesk, Inc.	21,280
664	BMC Software, Inc. *	9,927
1,069	Compuware Corp. *	7,226
465	Intuit Inc. *	19,902
247	Mercury Interactive Corp. *	11,332
23,379	Microsoft Corp. **	588,683
985	Novell, Inc. *	5,161
9,623	Oracle Corp. *	124,233
317	Red Hat, Inc. *	3,633
1,588	Symantec Corp. *	34,952
1,116	VERITAS Software Corp. *	27,030
		890,903
	Personnel Services (0.1%)
270	Manpower, Inc.	11,799
552	Robert Half International, Inc.	16,102
		27,901
	Pharmaceuticals: Generic Drugs (0.2%)
204	Barr Pharmaceuticals Inc. *	9,739
736	Mylan Laboratories, Inc.	12,954
473	Watson Pharmaceuticals, Inc. *	15,013
		37,706
	Pharmaceuticals: Major (3.4%)
7,564	Johnson & Johnson	496,198
5,662	Merck & Co., Inc.	179,485
		675,683
	Pharmaceuticals: Other (0.4%)
330	Allergan, Inc.	24,809
937	Forest Laboratories, Inc. *	40,010
757	King Pharmaceuticals, Inc. *	7,229
203	Sepracor, Inc. *	13,087
		85,135
	Property - Casualty Insurers (0.9%)
268	Berkley (W.R.) Corp.	13,764
483	Chubb Corp. (The)	38,210
525	Cincinnati Financial Corp.	23,483
553	Progressive Corp. (The)	48,166
1,699	St. Paul Travelers Companies, Inc. (The)	65,106
		188,729
	Publishing: Newspapers (0.3%)
372	New York Times Co. (The) (Class A)	13,638
162	Scripps (E.W.) Co. (Class A)	7,478
633	Tribune Co.	25,782
18	Washington Post Co. (The) (Class B)	16,164
		63,062
	Pulp & Paper (0.1%)
526	MeadWestvaco Corp.	16,495

	Railroads (0.2%)
999	Norfolk Southern Corp.	35,854

	Real Estate Investment Trusts (1.8%)
440	Archstone-Smith Trust	14,885
340	Boston Properties, Inc.	20,332
352	Catellus Development Corp.	9,719
199	Developers Diversified Realty Corp.	8,324
492	Duke Realty Corp.	15,587
1,068	Equity Office Properties Trust	32,222
772	Equity Residential	25,329
636	General Growth Properties, Inc.	22,196
460	Health Care Property Investors, Inc.	11,592
172	Hospitality Properties Trust	7,129
1,024	Host Marriott Corp.	16,364
423	iStar Financial Inc.	17,973
380	Kimco Realty Corp.	20,182
340	Liberty Property Trust	14,096
104	Mack-Cali Realty Corp.	4,597

300	New Plan Excel Realty Trust	7,848
629	Plum Creek Timber Co., Inc.	23,619
533	ProLogis	21,192
315	Public Storage, Inc.	17,186
408	Simon Property Group, Inc.	25,280
275	Vornado Realty Trust	18,893
		354,545
	Recreational Products (0.4%)
259	Brunswick Corp.	12,080
751	Electronic Arts Inc. *	48,432
1,299	Mattel, Inc.	27,175
		87,687
	Regional Banks (2.4%)
908	AmSouth Bancorporation	22,682
100	Bank of Hawaii Corp.	4,552
575	Banknorth Group, Inc.	20,752
113	City National Corp.	7,735
258	Colonial BancGroup, Inc. (The)	5,255
184	Commerce Bancorp, Inc.	11,276
427	Compass Bancshares, Inc.	19,390
1,227	Fifth Third Bancorp	54,933
382	First Horizon National Corp.	16,254
949	Hibernia Corp. (Class A)	24,361
178	M&T Bank Corp.	17,624
566	Marshall & Ilsley Corp.	22,917
1,198	North Fork Bancorporation, Inc.	34,514
557	Northern Trust Corp.	23,533
776	Synovus Financial Corp.	21,076
372	TCF Financial Corp.	10,286
4,829	U.S. Bancorp	143,663
326	Zions Bancorporation	21,549
		482,352
	Restaurants (1.0%)
450	Darden Restaurants, Inc.	12,060
3,209	McDonald’s Corp.	106,154
272	Outback Steakhouse, Inc.	12,216
1,010	Starbucks Corp. *	52,328
412	Wendy’s International, Inc.	15,594
		198,352
	Savings Banks (0.9%)
239	Astoria Financial Corp.	8,982
616	Golden West Financial Corp.	38,124
258	Independence Community Bank Corp.	10,271
702	New York Community Bancorp, Inc.	12,889
872	Sovereign Bancorp, Inc.	20,004
2,219	Washington Mutual, Inc.	93,109
		183,379
	Semiconductors (3.9%)
936	Advanced Micro Devices, Inc. *	16,333
4,232	Agere Systems, Inc. (Class B) *	6,856
1,111	Altera Corp. *	23,042
957	Analog Devices, Inc.	35,141
524	Broadcom Corp. (Class A) *	16,899
659	Freescale Semiconductor Inc. (Class B) *	12,640
16,481	Intel Corp.	395,214
205	International Rectifier Corp. *	9,020
381	Intersil Corp. (Class A)	6,424
1,164	LSI Logic Corp. *	7,426
836	Maxim Integrated Products, Inc.	35,965
528	Microchip Technology Inc.	14,499
1,648	Micron Technology, Inc. *	18,952
1,290	National Semiconductor Corp.	25,736
700	PMC - Sierra, Inc. *	6,965
4,396	Texas Instruments Inc.	116,362
909	Xilinx, Inc.	27,452
		774,926

	Services to the Health Industry (0.4%)
190	Express Scripts, Inc. (Class A) *	14,305
689	IMS Health Inc.	16,777
803	Medco Health Solutions Inc. *	35,669
259	Omnicare, Inc.	8,933
		75,684
	Specialty Insurance (0.5%)
276	Ambac Financial Group, Inc.	21,467
463	Fidelity National Financial, Inc.	20,483
389	MBIA Inc.	22,795
179	MGIC Investment Corp.	11,230
245	PMI Group, Inc. (The)	9,861
224	Radian Group, Inc.	10,826
		96,662
	Specialty Stores (0.9%)
185	AutoZone, Inc. *	17,927
758	Bed Bath & Beyond Inc. *	28,440
170	CarMax Inc. *	5,610
400	Michaels Stores, Inc.	12,756
1,005	Office Depot, Inc. *	19,346
356	PETsMART, Inc.	10,858
1,436	Staples, Inc.	45,263
326	Tiffany & Co.	9,829
655	Toys ‘R’ Us, Inc. *	14,980
229	Williams-Sonoma, Inc. *	7,944
		172,953
	Specialty Telecommunications (0.3%)
673	American Tower Corp. (Class A) *	12,336
368	CenturyTel, Inc.	12,380
743	Citizens Communications Co.	9,912
529	Crown Castle International Corp. *	8,644
171	NTL, Inc. *	11,096
		54,368
	Steel (0.1%)
402	Nucor Corp.	25,061

	Telecommunication Equipment (1.7%)
807	Comverse Technology, Inc. *	18,730
3,496	Corning Inc. *	40,099
11,786	Lucent Technologies Inc. *	36,183
5,973	Motorola, Inc.	93,537
4,128	QUALCOMM Inc.	149,062
1,479	Tellabs, Inc. *	10,486
		348,097

	Tools/Hardware (0.1%)
206	Black & Decker Corp.	17,082
168	Stanley Works (The)	7,770
		24,852
	Trucks/Construction/Farm Machinery (0.3%)
136	Cummins Inc.	9,984
634	Deere & Co.	45,084
		55,068
	Wholesale Distributors (0.2%)
500	Genuine Parts Co.	21,640
200	Grainger (W.W.), Inc.	12,556
		34,196
	Wireless Telecommunications (0.5%)
2,615	Nextel Communications, Inc. (Class A) *	76,959
165	Telephone & Data Systems, Inc.	14,438
		91,397
	TOTAL COMMON STOCKS
	(Cost $17,101,613)	18,191,662

PRINCIPAL AMOUNT IN THOUSANDS
	SHORT-TERM INVESTMENT (9.3%)
	REPURCHASE AGREEMENT
$1,865	Joint repurchase agreement account 2.62% due 03/01/05 (dated 02/28/05; proceeds $1,865,136) (a) (Cost $1,865,000)		1,865,000

	TOTAL INVESTMENTS (Cost $18,966,613) (b) ( c)	99.8%	20,056,662
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	35,408
	NET ASSETS	100.0%	$20,092,070

*	Non-income producing security.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $90,600.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Securities have been designated as collateral in an amount equal to $1,486,713, in connection with open futures contracts.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $2,956,653 and the aggregate gross unrealized depreciation is $1,866,604, resulting in net unrealized appreciation of $1,090,049.

KLD SOCIAL INDEX FUND

Futures Contracts Open at Februrary 28, 2005:

NUMBER OF CONTRACTS	LONG / SHORT	DESCRIPTION, DELIVERY MONTH, AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
4	Long	S&P 500 Index EMINI March 2005	$240,820	$3,010

4	Long	S&P 500 Index March 2005	1,204,100	23,907

1	Long	Nasdaq 100 Index March 2005	151,300	(8,345)

		NET UNREALIZED APPRECIATION		$18,572

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley KLD Social Index Fund

/s/ Ronald E. Robison

Ronald E. Robison
Principal Executive Officer
April 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2005